Interests in equity-accounted investees - Summary of detailed information about interest in associates and joint ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [abstract]
Interest in a joint venture	$ 0	$ 97,859
Interests in associates	68,223	606
Other equity interest	$ 68,223	$ 98,465